PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2024	2023
Motor vehicles	$-	$59,836
Computer equipment	16,038	29,646

Total property and equipment	16,038	89,482
Less: accumulated depreciation	(16,038)	(58,180)

Total property and equipment, net	$-	$31,302

During the years ended December 31, 2024, and 2023, the Company recorded purchases of $0 and depreciation expenses of $4,909 and $12,696, respectively. There was no impairment or disposal of property and equipment.